CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales	$ 638	$ 82
Cost of goods sold	432	91
Gross profit (loss)	206	(9)
Operating expenses:
Research and development	3,425	1,079
Selling, general and administrative	41,498	6,834
Total operating expenses	44,923	7,913
Loss from operations	(44,717)	(7,922)
Other income (expense):
Management fee income	79	35
Convertible Notes fair value adjustment	(5,067)	0
Debt extinguishment expense	(1,485)	0
Interest expense, net	(5,133)	(522)
Other income and expense	230	0
Loss before income taxes	(56,093)	(8,409)
Income tax expense	0	0
Net loss	$ (56,093)	$ (8,409)
Net loss applicable to common stockholders per basic common share:
Basic (in dollars per share)	$ (1.06)	$ (0.17)
Diluted (in dollars per share)	$ (1.06)	$ (0.17)
Weighted average common shares outstanding:
Basic (in shares)	52,888,268	49,676,523
Diluted (in shares)	52,888,268	49,676,523